CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 10,611		$ 940
Marketable securities	3,183		0
Trade account receivables, net	9,914		7,947
Inventories	7,392		2,479
Derivative asset - call options	945		0
Other account receivable	1,939		708
Total current assets	33,984		12,074
Property, and equipment, net	2,269		482
Intangible assets and others, net	1,635		0
Long term deposit	43		22
Total long term assets	3,947		504
Total assets	37,931		12,578
LIABILITIES AND EQUITY
Short term bank credit and current portion of long term bank loans	4,689		766
Current portion of long term notes and convertible debenture, net of discount	1,671		1,000
Trade account payables	4,701		1,312
Other account payables	3,420		1,033
Derivative liabilities- put option	73		0
Total current liabilities	14,554		4,111
Long term Loans from banks	3,941		2,505
Long term notes convertible debenture net of discount	1,370		1,282
Derivatives liabilities- warrants			799
Accrued severance pay, net	1,138		228
Deferred tax liabilities, net	60		0
Excess in losses of affiliated company	0		41
Total long term liabilities	6,509		4,855
(*)Stockholders' Equity:
Preferred stock; $.001 par value, 5,000,000 shares authorized, none issued and outstanding
Common stock; $.001 par value, 100,000,000 shares authorized, 3,241,500 shares issued and outstanding	3	[1]	6	[1]
Additional paid in capital	957	[1]	0	[1]
Accumulated other comprehensive income	233	[1]	105	[1]
Retained earnings	8,918	[1]	3,501	[1]
Micronet Enertec stockholders equity	10,111		3,612	[1]
Non-controlling interests	6,757	[1]	0	[1]
Total equity	16,868	[1]	3,612	[1]
Total Liabilities and equity	$ 37,931		$ 12,578

[1]	Giving retrospective effect to the reverse split- see Note 19.